Tenant Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Payments
2015	$7,296,452
2016	6,465,232
2017	6,035,474
2018	4,702,493
Thereafter	5,088,555
Total	$29,588,206